Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock based compensation expenses
The stock-based compensation expense included in the Company’s consolidated statement of operations and comprehensive loss for the three months ended March 31, 2021 and 2020 is as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Research and development	$944	$277
General and administrative	622	63

	$1,566	$340

The stock-based compensation expense included in the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2020 is as follows (in thousands):

Research and development	$1,509
General and administrative	693

$2,202

Summary of Stock Option Activity under 2019 Plan and 2021 Plan
The following table summarizes stock option activity under the 2019 Plan and the 2021 Plan for the three months ended March 31, 2021.

Shares
Outstanding at December 31, 2020	43,318,218
Conversion adjustment related to the Merger (see Note 3)	(34,827,515)
Granted	1,774,349
Expired	(31,851)

Outstanding at March 31, 2021	10,233,201

Exercisable at March 31, 2021	1,301,735

Options with service conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity	Stock option activity with service condition only for employees and members of the Company’s Board of Directors for the year ended December 31, 2020 is as follows:

	Shares Issuable Pursuant to Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding December 31, 2019	—	$—	—
Granted	30,380,090	0.46
Forfeited	(5,954,421)	0.34
Expired	—	—

Outstanding December 31, 2020	24,425,669	0.47	9.23

Exercisable December 31, 2020	5,505,267	0.35	8.83

Summary of fair value stock option granted
For stock options granted with only service conditions during the year ended December 31, 2020, the inputs in the Black-Scholes option-pricing model to determine the fair value is as follows:

Exercise price	$0.34 — $2.03
Risk-free interest rate	0.37% — 1.64%
Expected volatility	85% — 95%
Expected term in years	6.08 — 6.25
Dividend yield	0%

Stock option with combined service and performance condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity
Stock option activity with combined service, market, and performance conditions for employees for the year ended December 31, 2020 is as follows:

	Shares Issuable Pursuant to Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding December 31, 2019	—	$—	—
Granted	18,892,549	0.94

Outstanding December 31, 2020	18,892,549	0.94	9.77

Exercisable December 31, 2020	—	—	—

Summary of fair value stock option granted	For the year ended December 31, 2020, the fair value was computed using the following assumptions:

Derived service period in years	0.48 — 1.67
Exercise price	$0.90 — $2.03
Risk-free interest rate	0.78%
Expected volatility	71%
Expected term in years	5.85 — 6.02
Dividend yield	0%